Share capital - Rio Tinto plc (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto plc

	2021 Number (million)	2020 Number (million)	2019 Number (million)	2021 US$m	2020 US$m	2019 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,255.756	1,259.345	1,287.660	207	207	211
Ordinary shares issued(a)(c)	0.039	0.039	0.041	—	—	—
Shares purchased and cancelled(b)	—	(3.628)	(28.356)	—	—	(4)
At 31 December	1,255.795	1,255.756	1,259.345	207	207	207
Shares held by public
At 1 January	1,246.904	1,249.924	1,278.215
Shares reissued from treasury(a)	1.198	0.569	0.024
Ordinary shares issued(a)(c)	0.039	0.039	0.041
Shares purchased and cancelled(b)	—	(3.628)	(28.356)
At 31 December	1,248.141	1,246.904	1,249.924
Shares held in treasury	7.654	8.852	9.421
Shares held by public	1,248.141	1,246.904	1,249.924
Total share capital	1,255.795	1,255.756	1,259.345
Other share classes
Special Voting Share of 10p each(d)	1 only	1 only	1 only
DLC Dividend Share of 10p each(d)	1 only	1 only	1 only
(a)38,581 ordinary shares were issued in 2021 under the Global Employee Share Plan (GESP). 1,197,858 ordinary shares were reissued from treasury during the year resulting from the vesting of awards under Rio Tinto plc employee share-based payment plans, with market values between £44.61 and £64.80 per share (2020: 39,273 ordinary shares were issued under the GESP and 568,863 ordinary shares were reissued from treasury with exercise prices and market values between £32.74 and £56.32 per share; 2019: 40,974 ordinary shares were issued under the GESP and 23,659 ordinary shares reissued from treasury with exercise prices and market values between £36.33 and £49.74 per share).
(b)The authority for the company to buy back its ordinary shares was renewed at the 2021 annual general meeting. No shares were bought back and cancelled in 2021 under the on-market buy-back programme. 3,627,568 shares were bought back and cancelled in 2020 under the on-market buy-back programme. 28,356,034 shares were bought back in 2019 under the on-market buy-back programme.
(c)The aggregate consideration for new shares issued under the GESP was US$1.8 million (2020: US$1.3 million; 2019: US$1.1 million). The difference between the nominal value and the issue price of the shares issued was credited to the share premium account. The aggregate consideration received for treasury shares reissued was US$0.2 million (2020: US$1 million; 2019: US$1 million). No new shares were issued as a result of the exercise of options under Rio Tinto plc employee share-based payment plans in 2021, 2020 and 2019.
(d)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to a subsidiary of Rio Tinto Limited to facilitate the efficient management of funds within the DLC structure. In addition, an Equalisation Share is authorised but not issued and is governed by the terms of the DLC Merger Sharing Agreement.